Note 3 - Convertible Notes Payable (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Convertible Debt [Table Text Block]
	Principal Amount	Amortized Debt Discount	Net Carrying Amount

Outstanding, March 31, 2024	$1,330	$(328)	$1,002
Amortization of debt discount	—	175	175
Issuance of common stock for extinguishment of convertible debt	(1,330)	153	(1,177)
Outstanding, March 31, 2025	$—	$—	$—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants	Weighted-Average Exercise Price Per Share	Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding and exercisable, March 31, 2024	25,003	$20.00	4.48	$1,010,000
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	25,003	$20.00	3.48	$—

Exercisable, March 31, 2025	25,003	$20.00	3.48	$—